Loomis Sayles Growth Portfolio Expense Example - Loomis Sayles Growth Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	321
Expense Example, with Redemption, 10 Years	723
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	458
Expense Example, with Redemption, 10 Years	1,023
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	403
Expense Example, with Redemption, 10 Years	$ 904